Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2016

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2016
2	Collection Period	3/1/2016	3/31/2016	31
3	Monthly Interest Period-Actual	3/15/2016	4/14/2016	31
4	Monthly Interest - Scheduled	3/15/2016	4/14/2016	30

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		103,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes		150,000,000.00	145,977,598.10	-	-	7,563,351.06	138,414,247.04	0.9227616
7	Class A-2b Notes		120,000,000.00	116,782,078.48	-	-	6,050,680.85	110,731,397.63	0.9227616
8	Class A-3 Notes		213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes		72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes		659,360,000.00	549,119,676.58	0.00	0.00	13,614,031.91	535,505,644.67
11	Class B Notes		28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes		$687,590,000.00	577,349,676.58	$0.00	$0.00	$13,614,031.91	563,735,644.67

	Overcollateralization
13	Exchange Note		78,403,791.09	68,554,690.83				67,193,287.64
14	Series 2015-A Notes		18,044,119.85	39,642,540.88				41,003,944.07

15	Total Overcollateralization		96,447,910.94	108,197,231.71				108,197,231.71
16	Total Target Overcollateralization		$108,197,231.71	108,197,231.71				108,197,231.71

	One-Month LIBOR		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		1.06000%	128,946.88	0.8596459	7,563,351.06	50.4223404	0.00
19	Class A-2b Notes	0.43620%	0.81620%	82,078.99	0.6839916	6,050,680.85	50.4223404	0.00
20	Class A-3 Notes		1.54000%	274,107.17	1.2833333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			590,043.12	0.8948725	13,614,031.91	20.6473427	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			635,681.62	0.9245068	13,614,031.91	19.7996363	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		705,634,119.85	616,992,217.46				604,739,588.74

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			784,037,910.94	671,932,876.38
28	Aggregate Base Residual Value (Not Discounted)			545,098,377.51	513,639,170.01

	Turn-in Units			Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month			48	140,151.07
30	Turn-in Ratio on Scheduled Terminations					20.83%

				Units	Securitization Value
31	Securitization Value — Beginning of Period			33,128	685,546,908.29
32	Depreciation/Payments				(7,316,887.31)
33	Gross Credit Losses			(55)	(1,112,528.10)
34	Early Terminations — Regular			(4)	(80,593.02)
35	Scheduled Terminations — Returned			(30)	(456,775.07)
36	Payoff Units & Lease Reversals			(203)	(4,647,248.41)
37	Repurchased Leases			-	-

38	Securitization Value - End of Period			32,836	671,932,876.38

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2016

C.	SERVICING FEE

39	Servicing Fee Due				571,289.09

40	Unpaid Servicing Fees - Prior Collection Periods				0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(10,389.97)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)				3,920,189.55
43	Beginning Reserve Account Balance				3,920,189.55
44	Ending Reserve Account Balance				3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	32,636	99.59%	667,844,864.94
46	31 - 60 Days Delinquent	111	0.34%	2,400,150.27
47	61 - 90 Days Delinquent	20	0.06%	418,015.14
48	91 - 120 Days Delinquent	5	0.01%	111,024.45
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	32,772	100.00%	670,774,054.80

51	Prepayment Speed (1 Month)		0.74%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	34	537,368.09
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(543,463.26)
54	Less: Excess Wear and Tear Received in Current Period		(350.00)
55	Less: Excess Mileage Received in Current Period		-

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(6,445.17)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.01%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.12%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		0.00%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.02%
61	Four Month Average		-0.04%

62	Beginning Cumulative Net Residual Losses		(46,145.90)
63	Current Period Net Residual Losses		(6,445.17)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(52,591.07)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	55	1,112,528.10
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(867,539.75)

68	Current Period Net Credit Losses/(Gains)		244,988.35

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.43%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.29%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.56%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.27%
73	Four Month Average		0.39%

74	Beginning Cumulative Net Credit Losses		1,382,146.63
75	Current Period Net Credit Losses		244,988.35

76	Ending Cumulative Net Credit Losses		1,627,134.98

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.21%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

78	Lease Payments Received	10,515,281.38
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	469,360.86
80	Liquidation Proceeds, Recoveries & Expenses	811,235.64
81	Insurance Proceeds	56,304.11
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	74,452.40
83	Payoff Payments	5,176,136.60
84	All Other Payments Received	-

85	Collected Amounts	17,102,770.99

86	Investment Earnings on Collection Account	5,524.80

87	Total Collected Amounts, prior to Servicer Advances	17,108,295.79

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	17,108,295.79

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	571,289.09
91	Interest on the Exchange Note - to the Trust Collection Account	997,470.75
92	Principal on the Exchange Note - to the Trust Collection Account	12,252,628.72
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,830,017.81
94	Remaining Funds Payable to Trust Collection Account	456,889.42

95	Total Distributions	17,108,295.79

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	16,537,006.70

97	Investment Earnings on Reserve Account	1,429.70

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	16,538,436.40

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	28,564.45
101	Class A Noteholders' Interest Distributable Amount	590,043.12
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	45,638.50
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	13,614,031.91
107	Remaining Funds Payable to Certificate holder	2,260,158.42

108	Total Distributions	16,538,436.40